BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 40,603	$ 193,026
Additions to debt discount	1,796,221	147,805
Initial derivative expense	142,726	0
Gain on debt extinguishment		(223,000)
Settlements	(173,533)
Change in fair value	(231,896)	(77,228)
Ending balance	$ 1,574,121	$ 40,603